Consolidated Statements of Changes in Shareholders' Equity / (Deficit) - USD ($) $ in Thousands		Total	Share capital [Member]	Treasury shares [Member]	Share premium [Member]	Other reserve [Member]	Share-based payment reserve [Member]	Accumulated losses [Member]
Balance at the beginning (in Shares) at Dec. 31, 2022			288,102	4,967
Balance at the beginning at Dec. 31, 2022		$ (448,120)	$ 3	$ (68)	$ 12,317	$ 3,398	$ 10,830	$ (474,600)
Loss and total comprehensive loss for the period		(172,601)						(172,601)
Exercise of share options (in Shares)	[1]		624
Exercise of share options	[1]	85			85	33	(33)
Forfeiture of vested share options							(198)	198
Restricted share awards vested (in Shares)	[2]			(4,967)
Restricted share awards vested	[2]	68		$ 68		4	(4)
Business combination, net of redemptions (in Shares)			33,127
Business combination, net of redemptions		757			757
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares (in Shares)			544,210
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		588,291	$ 6		588,285
IFRS 2 listing expense		45,524			45,524
Portion of PIPE issuance costs allocated to PIPE warrants		38						38
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs (in Shares)			2,300
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		261			261
Reclassification from equity to non-current liabilities for maxpro warrants assumed by apollomics upon Closing	[3]	(7,105)			(7,105)
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares (in Shares)			26,688
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares		21,350			21,350
Recognition of equity-settled share-based payment		12,686					12,686
Balance at the ending (in Shares) at Dec. 31, 2023			895,051
Balance at the ending at Dec. 31, 2023		41,234	$ 9		661,474	3,435	23,281	(646,965)
Loss and total comprehensive loss for the period		(53,858)						(53,858)
Exercise of share options (in Shares)			468
Exercise of share options		7			7
Ordinary Shares issued to PIPE Investors, net of transaction costs (in shares)			191,667
Ordinary Shares issued to PIPE Investors, net of transaction costs		5,049	$ 2		5,047
Ordinary Shares issued to employees for compensation (in shares)			14,913
Ordinary Shares issued to employees for compensation		1,506					1,506
Ordinary Shares issued to board members for board fees (in shares)			693
Recognition of equity-settled share-based payment		10,926					10,926
Balance at the ending (in Shares) at Dec. 31, 2024			1,102,792
Balance at the ending at Dec. 31, 2024		4,864	$ 11		666,528	3,435	35,713	(700,823)
Loss and total comprehensive loss for the period		(10,939)						(10,939)
Exercise of share options (in Shares)			954
Exercise of share options		7			7
Ordinary Shares issued to PIPE Investors, net of transaction costs (in shares)			1,042,803
Ordinary Shares issued to PIPE Investors, net of transaction costs		3,859	$ 10		3,849
Ordinary Shares issued to board members for board compensation Shares			556
Recognition of equity-settled share-based payment		(979)					(979)
Balance at the ending (in Shares) at Dec. 31, 2025			2,147,105
Balance at the ending at Dec. 31, 2025		$ (3,188)	$ 21		$ 670,384	$ 3,435	$ 34,734	$ (711,762)

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 4,358 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 312 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 312 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 624 exercise of stock options for the year ended December 31, 2023.
[2]	All unvested restricted shares were milestone-based restricted shares held by the Chief Executive Officer of Apollomics which vested upon the Closing of the Business Combination.
[3]	The Maxpro Warrants assumed by Apollomics upon Closing were reclassified from equity to non-current liabilities due to a net share settlement feature, which precludes equity classification under IAS 32. The reclassification resulted in a reduction to equity

(share premium) of $7.1 million (as the warrants are no longer equity-classified upon Closing), an increase to warrant liability of $1.3 million, and a decrease to accumulated losses of $5.8 million. The decrease to accumulated losses is a result of remeasurement of the warrants as a result of their liability classification under IAS 32. As the $5.8 million in accumulated losses relates to Maxpro, these accumulated losses are reclassified to share premium (along with all other historical accumulated losses of Maxpro) as a result of the Business Combination and this reduction to share premium is included in the line titled, “Business Combination, net of redemptions” in the consolidated statements of changes in shareholders’ deficit above. As such, the net impact of the warrant reclassification on the consolidated statements of changes in shareholders’ deficit is to reduce share premium by $1.3 million ($7.1 million less $5.8 million) and the impact of the warrant reclassification on the consolidated statement of financial position as of December 31, 2023 is to increase warrant liabilities by $1.3 million and reduce share premium by $1.3 million. There is no impact to the consolidated statements of loss and other comprehensive loss as a result of the reclassification of the Maxpro Warrants outside of the recognition of the change in fair value of the Maxpro Warrants from March 29, 2023 to December 31, 2023.Other reserve included amounts transferred from share-based payment reserve when the share options are exercised or the restricted shares are vested.